Net Income Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted income per share
Net income for the year attributable to the Company's ordinary shareholders - Numerator	$ 177,974	$ 139,895	$ 692,042
Net income for the year attributable to the Company's ordinary shareholders - Continuing operations	12,050	1,613	6,060
Net income for the year attributable to the Company's ordinary shareholders - Discontinued operations	$ 165,924	$ 138,282	$ 685,982
Weighted average number of basic and diluted ordinary shares outstanding - Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of basic and diluted ordinary shares outstanding - Discontinued operations	12,938,128	12,938,128	12,938,128
Net income of Basic and diluted income per share	$ 13.75	$ 10.81	$ 53.49
Net income of Basic and diluted income per share - Continuing operations	0.93	0.12	0.47
Net income of Basic and diluted income per share - Discontinued operations	$ 12.82	$ 10.69	$ 53.02